AB Corporate Income Shares

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.8%
Industrial – 53.8%
Basic – 0.7%
Glencore Funding LLC 4.907%, 04/01/2028(a)	$438	$442,187
5.186%, 04/01/2030(a)	188	191,110
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	199,393
Suzano Austria GmbH 6.00%, 01/15/2029	253	259,198

		1,091,888

Capital Goods – 6.4%
Boeing Co. (The) 2.70%, 02/01/2027	1,131	1,098,393
5.04%, 05/01/2027	578	581,352
GE Capital Funding LLC 4.55%, 05/15/2032	1,263	1,256,395
General Electric Co. 4.90%, 01/29/2036	32	31,904
John Deere Capital Corp. Series I 4.55%, 06/05/2030	575	578,082
Northrop Grumman Corp. 3.20%, 02/01/2027	862	847,062
3.25%, 01/15/2028	1,116	1,087,888
Parker-Hannifin Corp. 3.25%, 06/14/2029	520	498,602
Republic Services, Inc. 4.875%, 04/01/2029	725	738,550
RTX Corp. 2.25%, 07/01/2030	318	286,302
4.125%, 11/16/2028	182	180,733
4.45%, 11/16/2038	839	769,254
5.15%, 02/27/2033	1,081	1,104,231
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	1,205	1,187,925
4.90%, 05/29/2030	116	117,277

		10,363,950

Communications - Media – 1.7%
Meta Platforms, Inc. 4.65%, 08/15/2062	108	90,459
Netflix, Inc. 5.375%, 11/15/2029(a)	1,115	1,157,359
Paramount Global 5.90%, 10/15/2040	310	284,949
Time Warner Cable LLC 6.55%, 05/01/2037	360	370,256
6.75%, 06/15/2039	918	942,419

		2,845,442

Communications - Telecommunications – 0.3%
AT&T, Inc. 6.55%, 01/15/2028	100	104,286

	Principal Amount (000)	U.S. $ Value

TELUS Corp. 7.00%, 10/15/2055	$381	$386,795

		491,081

Consumer Cyclical - Automotive – 3.5%
American Honda Finance Corp. 5.15%, 07/09/2032	659	665,827
Ford Motor Co. 3.25%, 02/12/2032	1,509	1,278,742
Ford Motor Credit Co. LLC 5.918%, 03/20/2028	254	255,951
6.05%, 03/05/2031	826	827,536
6.532%, 03/19/2032	358	364,329
Honda Motor Co., Ltd. 4.436%, 07/08/2028	666	665,187
Hyundai Capital America 5.30%, 03/19/2027(a)	385	388,315
5.40%, 06/24/2031(a)	660	673,616
5.68%, 06/26/2028(a)	566	579,924

		5,699,427

Consumer Cyclical - Other – 1.0%
Flutter Treasury DAC 5.875%, 06/04/2031(a)	311	313,423
Las Vegas Sands Corp. 5.625%, 06/15/2028	289	293,560
MDC Holdings, Inc. 6.00%, 01/15/2043	1,161	1,058,043

		1,665,026

Consumer Cyclical - Restaurants – 1.0%
McDonald’s Corp. 2.125%, 03/01/2030	50	45,224
6.30%, 10/15/2037	622	677,159
Starbucks Corp. 4.50%, 05/15/2028	834	836,644

		1,559,027

Consumer Cyclical - Retailers – 1.8%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)	979	973,831
Ralph Lauren Corp. 5.00%, 06/15/2032	822	832,390
Ross Stores, Inc. 4.70%, 04/15/2027	160	159,608
4.80%, 04/15/2030	115	114,617
Walmart, Inc. 2.50%, 09/22/2041	1,229	861,468

		2,941,914

Consumer Non-Cyclical – 12.4%
Altria Group, Inc. 2.45%, 02/04/2032	1,726	1,485,654
3.40%, 02/04/2041	939	696,165

	Principal Amount (000)	U.S. $ Value

Anheuser-Busch InBev Worldwide, Inc. 8.20%, 01/15/2039	$821	$1,038,343
Archer-Daniels-Midland Co. 2.90%, 03/01/2032	1,473	1,327,423
3.25%, 03/27/2030	121	114,984
4.50%, 08/15/2033	476	464,781
Cargill, Inc. 3.625%, 04/22/2027(a)	91	89,988
4.375%, 04/22/2052(a)	748	615,701
5.125%, 02/11/2035(a)	524	526,898
CVS Health Corp. 3.625%, 04/01/2027	572	563,712
Eli Lilly & Co. 5.10%, 02/09/2064	663	609,310
HCA, Inc. 3.125%, 03/15/2027	1,121	1,096,360
Hershey Co. (The) 5.10%, 02/24/2035	544	550,952
Imperial Brands Finance PLC 3.875%, 07/26/2029(a)	204	197,437
4.50%, 06/30/2028(a)	319	318,413
IQVIA, Inc. 5.70%, 05/15/2028	1,051	1,076,466
6.25%, 02/01/2029	573	599,295
Kellanova 2.10%, 06/01/2030	1,192	1,065,696
3.40%, 11/15/2027	385	376,965
Kraft Heinz Foods Co. 3.875%, 05/15/2027	1,089	1,075,671
6.50%, 02/09/2040	817	849,296
Mars, Inc. 4.60%, 03/01/2028(a)	517	519,864
Mylan, Inc. 5.40%, 11/29/2043	446	373,726
Philip Morris International, Inc. 3.875%, 08/21/2042	276	221,716
5.125%, 02/13/2031	368	375,772
5.25%, 02/13/2034	875	885,833
5.375%, 02/15/2033	777	798,049
6.375%, 05/16/2038	86	94,634
Sutter Health Series 2025 5.537%, 08/15/2035	274	281,760
Takeda US Financing, Inc. 5.20%, 07/07/2035	831	828,183
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028	898	830,659
Viatris, Inc. 2.70%, 06/22/2030	318	281,948

		20,231,654

Energy – 9.0%
Cheniere Energy Partners LP 5.55%, 10/30/2035(a)	300	301,521

ConocoPhillips Co. 5.30%, 05/15/2053	866	798,071
5.65%, 01/15/2065	720	681,113

	Principal Amount (000)	U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	$384	$324,753
4.375%, 01/15/2028	677	666,236
4.90%, 06/01/2044	366	287,427
5.75%, 01/15/2031(a)	390	392,016
Eni SpA 5.75%, 05/19/2035(a)	201	204,847
EOG Resources, Inc. 4.95%, 04/15/2050	283	249,804
5.65%, 12/01/2054	367	356,955
EQT Corp. 3.90%, 10/01/2027	503	495,933
Harbour Energy PLC 6.327%, 04/01/2035(a)	675	675,776
Kinder Morgan Energy Partners LP 6.50%, 09/01/2039	641	679,210
Kinder Morgan, Inc. 5.85%, 06/01/2035	194	200,549
ONEOK Partners LP 6.125%, 02/01/2041	838	841,101
6.65%, 10/01/2036	645	695,278
ONEOK, Inc. 5.05%, 11/01/2034	701	681,316
Saudi Arabian Oil Co. 5.75%, 07/17/2054(a)	257	241,094
5.875%, 07/17/2064(a)	545	506,986
Targa Resources Corp. 4.90%, 09/15/2030	151	151,763
5.20%, 07/01/2027	558	564,534
5.55%, 08/15/2035	545	545,866
5.65%, 02/15/2036	166	166,898
Tennessee Gas Pipeline Co. LLC 2.90%, 03/01/2030(a)	1,147	1,060,149
Var Energi ASA 5.875%, 05/22/2030(a)	257	264,474
8.00%, 11/15/2032(a)	640	727,219
Williams Cos., Inc. (The) 4.625%, 06/30/2030	581	578,769
Woodside Finance Ltd. 5.40%, 05/19/2030	123	124,765
5.70%, 09/12/2054	1,001	909,539
6.00%, 05/19/2035	319	325,798

		14,699,760

Services – 4.6%
Amazon.com, Inc. 3.25%, 05/12/2061	2,087	1,354,651
Booking Holdings, Inc. 3.55%, 03/15/2028	1,082	1,060,695
Expedia Group, Inc. 3.80%, 02/15/2028	1,142	1,122,712
Mastercard, Inc. 2.95%, 06/01/2029	656	627,753
3.35%, 03/26/2030	1,532	1,471,118
4.875%, 05/09/2034	53	53,326

	Principal Amount (000)	U.S. $ Value

S&P Global, Inc. 2.45%, 03/01/2027	$315	$306,237
4.25%, 05/01/2029	450	448,951
4.75%, 08/01/2028	1,041	1,052,753

		7,498,196

Technology – 10.7%
Alphabet, Inc. 5.25%, 05/15/2055	339	332,844
5.30%, 05/15/2065	1,008	978,687
Analog Devices, Inc. 1.70%, 10/01/2028	1,368	1,263,704
3.50%, 12/05/2026	468	463,035
Applied Materials, Inc. 1.75%, 06/01/2030	529	469,001
Autodesk, Inc. 3.50%, 06/15/2027	1,190	1,171,293
Broadcom, Inc. 3.459%, 09/15/2026	546	540,671
CDW LLC/CDW Finance Corp. 2.67%, 12/01/2026	746	726,350
3.25%, 02/15/2029	231	219,050
Fiserv, Inc. 4.75%, 03/15/2030	247	247,474
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)	919	945,035
6.15%, 01/25/2032(a)	244	255,456
IBM International Capital Pte. Ltd. 4.90%, 02/05/2034	641	637,180
International Business Machines Corp. 5.00%, 02/10/2032	731	742,725
Jabil, Inc. 3.95%, 01/12/2028	584	575,830
4.25%, 05/15/2027	1,076	1,069,458
Lam Research Corp. 1.90%, 06/15/2030	470	418,225
NXP BV/NXP Funding LLC 5.55%, 12/01/2028	148	152,427
Oracle Corp. 3.25%, 11/15/2027	991	964,570
3.85%, 07/15/2036	1,291	1,125,274
6.50%, 04/15/2038	925	995,744
Salesforce, Inc. 1.50%, 07/15/2028	1,315	1,222,634
VMware LLC 1.40%, 08/15/2026	1,537	1,488,907
3.90%, 08/21/2027	436	430,934

		17,436,508

Transportation - Airlines – 0.5%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)	42	41,688
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)	812	812,981

		854,669

	Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.2%
ENA Master Trust 4.00%, 05/19/2048(a)	$370	$264,598

		87,643,140

Financial Institutions – 30.9%
Banking – 23.2%
AIB Group PLC 5.32%, 05/15/2031(a)	670	681,310
5.871%, 03/28/2035(a)	778	800,220
Ally Financial, Inc. 5.737%, 05/15/2029	523	532,644
6.848%, 01/03/2030	256	269,786
6.992%, 06/13/2029	126	132,447
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034	200	228,608
Banco Santander SA 5.552%, 03/14/2028	600	608,376
6.921%, 08/08/2033	1,000	1,089,340
Bank of America Corp. 3.846%, 03/08/2037	884	810,725
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	332	341,854
Barclays PLC 6.224%, 05/09/2034	862	915,142
7.119%, 06/27/2034	1,275	1,398,994
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.875%, 09/13/2034(a)	330	324,308
CaixaBank SA 4.885%, 07/03/2031(a)	600	600,954
6.84%, 09/13/2034(a)	390	428,138
Citigroup, Inc. 3.52%, 10/27/2028	1,476	1,443,587
4.658%, 05/24/2028	356	356,538
6.174%, 05/25/2034	516	539,829
Series W 4.00%, 12/10/2025(b)	368	365,424
Series X 3.875%, 02/18/2026(b)	344	339,817
Cooperatieve Rabobank UA 5.71%, 01/21/2033(a)	610	635,541
Credit Agricole SA 5.222%, 05/27/2031(a)	581	590,894
Deutsche Bank AG/New York NY 3.729%, 01/14/2032	1,503	1,390,711
7.079%, 02/10/2034	683	736,950
Fifth Third Bank NA 4.967%, 01/28/2028	352	354,126
Goldman Sachs Group, Inc. (The) 1.542%, 09/10/2027	365	352,689
1.948%, 10/21/2027	340	329,300
4.937%, 04/23/2028	449	451,748
HSBC Holdings PLC 4.583%, 06/19/2029	253	252,562

	Principal Amount (000)	U.S. $ Value

4.755%, 06/09/2028	$712	$713,559
5.24%, 05/13/2031	837	851,882
5.733%, 05/17/2032	1,092	1,133,147
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)	367	301,843
7.778%, 06/20/2054(a)	935	1,070,874
JPMorgan Chase & Co. 5.04%, 01/23/2028	890	896,897
5.103%, 04/22/2031	669	684,119
5.576%, 07/23/2036	489	495,323
Lloyds Banking Group PLC 4.818%, 06/13/2029	320	321,904
M&T Bank Corp. 5.40%, 07/30/2035	818	818,843
Mitsubishi UFJ Financial Group, Inc. 5.159%, 04/24/2031	290	296,122
Morgan Stanley 4.994%, 04/12/2029	669	677,082
5.652%, 04/13/2028	1,077	1,097,398
Morgan Stanley Bank NA 4.952%, 01/14/2028	699	702,921
4.968%, 07/14/2028	1,035	1,045,288
5.504%, 05/26/2028	789	803,099
Nationwide Building Society 4.649%, 07/14/2029(a)	828	828,522
5.537%, 07/14/2036(a)	258	260,675
Royal Bank of Canada 4.696%, 08/06/2031	491	491,422
Societe Generale SA 5.519%, 01/19/2028(a)	884	892,663
Standard Chartered PLC 5.545%, 01/21/2029(a)	508	518,160
Svenska Handelsbanken AB 4.375%, 03/01/2027(a) (b)	400	391,332
Synchrony Bank 5.625%, 08/23/2027	339	344,790
Synchrony Financial 3.95%, 12/01/2027	376	368,864
5.935%, 08/02/2030	391	401,350
6.00% (SOFR + 2.07%), 07/29/2036(c)	256	256,701
Toronto-Dominion Bank (The) 5.146%, 09/10/2034	381	383,031
UBS Group AG 2.746%, 02/11/2033(a)	854	744,483
6.537%, 08/12/2033(a)	693	753,561
7.125%, 08/10/2034(a) (b)	365	369,329
9.25%, 11/13/2028(a) (b)	273	299,713
Wells Fargo & Co. 4.97%, 04/23/2029	589	595,614
5.707%, 04/22/2028	569	580,056

		37,693,129

Brokerage – 0.5%
Charles Schwab Corp. (The) 4.00%, 02/01/2029	227	224,968

	Principal Amount (000)	U.S. $ Value

Series I 4.00%, 06/01/2026(b)	$595	$585,944

		810,912

Finance – 0.1%
Aviation Capital Group LLC 4.75%, 04/14/2027(a)	231	231,023

Financial Services – 0.2%
Siemens Funding BV 5.20%, 05/28/2035(a)	300	307,287

Insurance – 3.5%
Allstate Corp. (The) Series B 7.526% (CME Term SOFR 3 Month + 3.20%), 08/15/2053(c)	712	715,524
Athene Global Funding 1.985%, 08/19/2028(a)	292	270,839
2.55%, 11/19/2030(a)	73	64,668
2.717%, 01/07/2029(a)	118	110,033
4.721%, 10/08/2029(a)	708	704,198
5.033%, 07/17/2030(a)	164	165,074
5.583%, 01/09/2029(a)	46	47,294
Centene Corp. 2.50%, 03/01/2031	293	245,971
2.625%, 08/01/2031	247	206,383
3.00%, 10/15/2030	1,691	1,471,610
Cigna Group (The) 7.875%, 05/15/2027	53	55,951
Hartford Insurance Group, Inc. (The) Series ICON 6.713% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (c)	535	498,031
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	172,681
New York Life Global Funding 4.40%, 04/25/2028(a)	195	195,677
Principal Life Global Funding II 4.80%, 01/09/2028(a)	608	613,119
UnitedHealth Group, Inc. 4.40%, 06/15/2028	159	159,016

		5,696,069

REITs – 3.4%
Agree LP 5.60%, 06/15/2035	579	589,769
American Homes 4 Rent LP 4.95%, 06/15/2030	501	504,287
Essential Properties LP 2.95%, 07/15/2031	454	403,515
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	143	143,430

	Principal Amount (000)	U.S. $ Value

Public Storage Operating Co. 4.375%, 07/01/2030	$332	$329,978
Realty Income Corp. 3.95%, 08/15/2027	1,098	1,089,721
Simon Property Group LP 2.65%, 02/01/2032	1,394	1,229,174
Trust Fibra Uno 7.375%, 02/13/2034(a)	358	369,474
Welltower OP LLC 2.05%, 01/15/2029	403	372,848
WP Carey, Inc. 4.65%, 07/15/2030	550	546,414

		5,578,610

		50,317,030

Utility – 11.1%
Electric – 10.7%
AEP Transmission Co. LLC 5.15%, 04/01/2034	505	507,995
5.375%, 06/15/2035	333	338,488
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	188	171,044
Alexander Funding Trust II 7.467%, 07/31/2028(a)	640	681,331
Alfa Desarrollo SpA 4.55%, 09/27/2051(a)	217	163,055
American Electric Power Co., Inc. 6.95%, 12/15/2054	270	285,063
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	1,298	1,386,225
Commonwealth Edison Co. 5.65%, 06/01/2054	762	754,517
Duke Energy Ohio, Inc. 5.30%, 06/15/2035	1,347	1,363,797
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	184,690
Engie Energia Chile SA 6.375%, 04/17/2034(a)	330	345,840
Entergy Louisiana LLC 5.70%, 03/15/2054	670	661,183
Fells Point Funding Trust 3.046%, 01/31/2027(a)	261	255,062
FirstEnergy Transmission LLC 2.866%, 09/15/2028(a)	1,520	1,446,204
Florida Power & Light Co. 5.30%, 06/15/2034	250	256,685
NextEra Energy Capital Holdings, Inc. 4.685%, 09/01/2027	195	195,936
Niagara Mohawk Power Corp. 2.759%, 01/10/2032(a)	556	486,439
5.29%, 01/17/2034(a)	1,392	1,394,756
Pacific Gas & Electric Co. 3.25%, 06/01/2031	700	631,274
PacifiCorp 3.30%, 03/15/2051	1,132	720,857
5.50%, 05/15/2054	310	283,173

	Principal Amount (000)	U.S. $ Value

PECO Energy Co. 5.25%, 09/15/2054	$372	$351,265
Public Service Co. of Colorado 5.35%, 05/15/2034	351	356,068
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031	248	286,807
San Diego Gas & Electric Co. 5.40%, 04/15/2035	702	716,082
5.55%, 04/15/2054	866	830,451
Vistra Operations Co. LLC 6.95%, 10/15/2033(a)	1,297	1,426,778
Xcel Energy, Inc. 4.75%, 03/21/2028	882	887,654

		17,368,719

Natural Gas – 0.4%
GNL Quintero SA 4.634%, 07/31/2029(a)	94	93,614
Southern California Gas Co. 6.00%, 06/15/2055	581	591,121

		684,735

		18,053,454

Total Corporates - Investment Grade (cost $154,380,702)		156,013,624

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Industrial – 1.0%
Communications - Media – 0.4%
Discovery Communications LLC 5.30%, 05/15/2049	82	49,200
Warnermedia Holdings, Inc. 4.279%, 03/15/2032	638	537,183
5.141%, 03/15/2052	174	107,675

		694,058

Consumer Cyclical - Automotive – 0.2%
Nissan Motor Acceptance Co. LLC 5.30%, 09/13/2027(a)	302	299,714

Consumer Non-Cyclical – 0.4%
CVS Health Corp. 6.75%, 12/10/2054	44	44,116
7.00%, 03/10/2055	624	642,857

		686,973

Total Corporates - Non-Investment Grade (cost $1,741,581)		1,680,745

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.4%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	336,000

	Principal Amount (000)	U.S. $ Value

4.70%, 05/07/2050(a)	$295	$239,558

		575,558

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047	112	86,408
7.69%, 01/23/2050	80	67,504

		153,912

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	250	238,250

Qatar – 0.1%
QatarEnergy 3.125%, 07/12/2041(a)	277	206,365

Total Quasi-Sovereigns (cost $1,384,935)		1,174,085

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	472,080
5.20%, 05/15/2049	200	138,114

		610,194

Mexico – 0.3%
Mexico Government International Bond 4.75%, 03/08/2044	120	94,800
7.375%, 05/13/2055	347	357,333

		452,133

Total Governments - Sovereign Bonds (cost $1,231,453)		1,062,327

EMERGING MARKETS - CORPORATE BONDS – 0.0%
Industrial – 0.0%
Energy – 0.0%
Ecopetrol SA 5.875%, 05/28/2045 (cost $22,076)	25	17,722

Total Investments – 98.2% (cost $158,760,747)(d)		159,948,503
Other assets less liabilities – 1.8%		2,877,623

Net Assets – 100.0%		$162,826,126

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	49	September 2025	$5,595,188	$(3,527)
U.S. Ultra Bond (CBT) Futures	114	September 2025	13,373,625	210,194
Sold Contracts
U.S. 10 Yr Ultra Futures	24	September 2025	2,713,875	16,965
U.S. T-Note 2 Yr (CBT) Futures	40	September 2025	8,279,375	9,597
U.S. T-Note 5 Yr (CBT) Futures	12	September 2025	1,298,063	711
U.S. T-Note 10 Yr (CBT) Futures	25	September 2025	2,776,563	(3,552)

				$230,388

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $36,585,843 or 22.5% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(d)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,692,951 and gross unrealized depreciation of investments was $(1,274,807), resulting in net unrealized appreciation of $1,418,144.

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Corporate Income Shares

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$156,013,624	$—	$156,013,624
Corporates - Non-Investment Grade	—	1,680,745	—	1,680,745
Quasi-Sovereigns	—	1,174,085	—	1,174,085
Governments - Sovereign Bonds	—	1,062,327	—	1,062,327
Emerging Markets - Corporate Bonds	—	17,722	—	17,722

Total Investments in Securities	—	159,948,503	—	159,948,503
Other Financial Instruments(a):
Assets:
Futures	237,467	—	—	237,467
Liabilities:
Futures	(7,079)	—	—	(7,079)

Total	$230,388	$159,948,503	$—	$160,178,891

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.